Stock-Based Compensation - PHP Warrants outstanding for the year (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	12,625,109
Beginning Balance	$ 10.15
Granted	4.3
Ending Balance	$ 7.01	$ 10.15
Weighted Average Remaining Contractual Term	7 years 10 months 24 days	9 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 24,897
Aggregate Intrinsic Value, Outstanding	$ 1,594	$ 24,897
PHP Warrants Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	0
Granted	6,824,712
Ending Balance	6,824,712	0
Beginning Balance	$ 0
Granted	3.48
Ending Balance	$ 3.48	$ 0
Weighted Average Remaining Contractual Term	9 years 10 months 17 days
Aggregate Intrinsic Value, Outstanding	$ 0
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0